12. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (4,459,805)	$ (4,284,082)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	1,937,163	1,848,978
Deferred Acquisition Cost Amortization	(1,336,728)	(1,221,520)
SPAE Capitalization	27,107	32,616
STAT & Tax Reserve	551,919	502,808
GAAP/STAT Premium Tax	(205,280)	(201,996)
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(3,457,325)	(2,472,109)
Deferred Tax Liabilities, Other	(53,948)	(60,301)
Deferred Tax Liabilities, Net	$ (6,996,897)	$ (5,855,606)